Revenue (Details)	12 Months Ended
Dec. 31, 2020 USD ($)
Disclosure of revenue [text block] [Abstract]
Description of lease agreement	Revenue generation from leasing of storage capacity of tanks and other ancillary services started in December 2017. The Group had only one customer, Al Brooge International Advisory LLC (“BIA”), since the inception of the operations in 2017 and as such all revenues had been derived from BIA till April 2020. In May 2020, BIA agreed to release 129,000 m3 out of the Phase I capacity of 399,324 m3, amounting to approximately one third of the total Phase I capacity, back to BPGIC. BPGIC leased this capacity to Totsa Total Oil Trading SA (the “Super Major”), for a six-month period (the “Super Major Agreement”) subject to renewal for an additional six-month period with the mutual agreement of the parties. The Super Major Agreement was not renewed and BPGIC leased this capacity to new customers. In November and December 2020, BIA agreed to further release 145,635 m3 of the phase I capacity back to BPGIC which is leased to new customers for a six-month period subject to renewal for an additional six-month period with the mutual agreement of the parties. On expiration of the agreement, BPGIC has to return back 274,635 m3 to BIA.
Services revenue	$ 1,558,887